Fee and commission expenses	12 Months Ended
Dec. 31, 2022
Fee and commission expenses
Fee and commission expenses

38. Fee and commission expenses

Fee and commission expenses comprises the amount of all fees and commissions paid or payable by the Bank in the year, except those that form part of the effective interest rate on financial instruments.

The breakdown of Fee and commission expenses is as follows:

	2020	2021	2022

Credit and debit cards	2,741	3,938	4,964
Checks and others	43	48	68
Collections and transactional services	291	305	254
Fund management	1	1	1
Capital markets and securities activities	173	202	296
Financial advisory services	5	6	6
Correspondent services	791	802	674
Other fees and commissions	2,688	2,847	3,000
	6,733	8,149	9,263